INCOME TAXES (Details 3) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDeferredIncomeTaxLiabilitiesLineItems [Line Items]
Deferred income tax liability, beginning	$ (17,422)	$ (20,168)
Recognized in income (loss)	8,294	5,166
Deferred income tax liability, ending	(12,963)	(17,422)
Deferred income tax liability
DisclosureOfDeferredIncomeTaxLiabilitiesLineItems [Line Items]
Deferred income tax liability, beginning	(17,422)	(20,168)
Recognized in income (loss)	8,294	5,166
Recognized in other liabilities (flow-through shares)	(3,835)	(2,420)
Deferred income tax liability, ending	$ (12,963)	$ (17,422)